Schedule of Basic and Diluted Net Loss Per Share (Details) (Parenthetical) - shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Net loss attributable to the Cheche’s ordinary shareholders per share
Weighted average basis		33,480,380
Restricted shares	253,199	7,120,212
Anti-dilutive effect	766,667	1,561,711